Schedule of Outstanding Loans with Related Parties (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Current receivables		$ 100,000
Rotor X Aircraft Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Loan-current receivables		$ 62,226